United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21249
(Investment Company Act File Number)

Federated Premier Intermediate Municipal Income Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Six months ended 5/31/08

Item 1.                      Reports to Stockholders

Federated

World-Class Investment Manager

Federated Premier Municipal Income Fund

Federated Premier Intermediate Municipal Income Fund

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2008

FEDERATED INVESTORS' CLOSED-END MUNICIPAL FUNDS

Established 2002

FINANCIAL HIGHLIGHTS

PORTFOLIOS OF INVESTMENTS SUMMARY TABLES

PORTFOLIOS OF INVESTMENTS

STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF OPERATIONS

STATEMENTS OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

DISCLOSURE UPDATE

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

SOURCE OF DISTRIBUTIONS - NOTICE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Federated Premier Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,				Period Ended
	5/31/2008		2007	2006	2005	2004	11/30/2003	[1]
Net Asset Value, Beginning of Period	$14.60		$15.56	$15.05	$14.66	$14.56	$14.33
Income From Investment Operations:
Net investment income [2]	0.56		1.12	1.12	1.12	1.13	0.98
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.52)		(0.96)	0.55	0.43	0.07	0.32
Distributions to preferred shareholders from net investment income [3]	(0.14)		(0.32)	(0.29)	(0.19)	(0.10)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	(0.10)		(0.16)	1.38	1.36	1.10	1.22
Less Distributions to Common Shareholders:
From net investment income	(0.40)		(0.80)	(0.87)	(0.97)	(1.00)	(0.84)
Capital Charges With Respect to Issuance of:
Common shares	--		--	--	--	--	(0.03)
Preferred shares	--		--	--	--	--	(0.12)
TOTAL CAPITAL CHARGES	--		--	--	--	--	(0.15)
Net Asset Value, End of Period	$14.10		$14.60	$15.56	$15.05	$14.66	$14.56
Market Price, End of Period	$14.18		$13.92	$15.80	$14.44	$14.31	$14.25
Total Return at Net Asset Value [4]	(0.67)%		(1.01)%	9.51%	9.49%	8.05%	7.70%
Total Return at Market Price [5]	4.84%		(7.03)%	15.90%	7.75%	7.76%	0.70%

Ratios to Average Net Assets:
Net expenses [6]	0.85	% [7]	0.85%	0.85%	0.85%	0.85%	0.77	% [7]
Net investment income [8]	5.90	% [7]	5.33%	5.49%	6.16%	7.13%	6.68	% [7]
Expense waiver/reimbursement [9]	0.52	% [7]	0.47%	0.45%	0.45%	0.49%	0.42	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$86,512		$89,528	$95,291	$92,013	$89,590	$88,951
Portfolio turnover	13%		12%	21%	3%	12%	54%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share [10]
5/31/2008	$53,675,000	$65,294	$50,004	$25,002	$25,000
11/30/2007	$53,675,000	$66,699	$50,006	$25,003	$25,000
11/30/2006	$53,675,000	$69,383	$50,034	$25,017	$25,000
11/30/2005	$53,675,000	$67,857	$50,024	$25,012	$25,000
11/30/2004	$53,675,000	$66,728	$50,010	$25,005	$25,000
11/30/2003 [11]	$53,675,000	$66,430	$50,004	$25,002	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Per share numbers have been calculated using the average shares method.

3 The amounts shown are based on Common Share equivalents.

4 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized. Total returns for the periods ended November 30, 2004 and 2003 were calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total returns would have been 7.89% and 7.67%, respectively.

5 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.

6 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

7 Computed on an annualized basis.

8 Ratios reflect reductions for dividend payments to preferred shareholders.

9 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

10 Represents initial public offering price.

11 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Federated Premier Intermediate Municipal Income Fund

(For a Common Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,				Period Ended
	5/31/2008		2007	2006	2005	2004	11/30/2003	[1]
Net Asset Value, Beginning of Period	$14.15		$14.83	$14.41	$14.53	$14.65	$14.33
Income From Investment Operations:
Net investment income [2]	0.49		0.99	0.96	0.92	0.90	0.79
Net realized and unrealized gain (loss) on investments, swap contracts and futures contracts	(0.35)		(0.66)	0.44	(0.08)	(0.14)	0.40
Distributions to preferred shareholders from net investment income [3]	(0.14)		(0.32)	(0.29)	(0.20)	(0.10)	(0.08)
TOTAL FROM INVESTMENT OPERATIONS	0.00		0.01	1.11	0.64	0.66	1.11
Less Distributions to Common Shareholders:
From net investment income	(0.35)		(0.69)	(0.69)	(0.76)	(0.78)	(0.64)
Capital Charges With Respect to Issuance of:
Common shares	--		--	--	--	--	(0.03)
Preferred shares	--		--	--	--	--	(0.12)
TOTAL CAPITAL CHARGES	--		--	--	--	--	(0.15)
Net Asset Value, End of Period	$13.80		$14.15	$14.83	$14.41	$14.53	$14.65
Market Price, End of Period	$13.06		$12.50	$13.81	$12.68	$13.50	$13.47
Total Return at Net Asset Value [4]	(0.04)%		0.10%	7.94%	4.46%	5.03%	7.05%
Total Return at Market Price [5]	7.31%		(4.80)%	14.63%	(0.66)%	6.14%	(5.97)%

Ratios to Average Net Assets:
Net expenses [6]	0.89	% [7]	0.89%	0.89%	0.89%	0.89%	0.80	% [7]
Net investment income [8]	5.00	% [7]	4.63%	4.61%	4.97%	5.51%	5.20	% [7]
Expense waiver/reimbursement [9]	0.44	% [7]	0.42%	0.39%	0.40%	0.39%	0.35	% [7]
Supplemental Data:
Net assets, end of period (000 omitted)	$95,877		$98,317	$103,017	$100,124	$100,908	$101,782
Portfolio turnover	4%		17%	46%	15%	11%	41%

Asset Coverage Requirements for Investment Company Act of 1940 - Preferred Shares

	Total Amount Outstanding	Asset Coverage Per Share	Minimum Required Asset Coverage Per Share	Involuntary Liquidating Preference Per Share	Average Market Value Per Share [10]
5/31/2008	$61,025,000	$64,278	$50,014	$25,007	$25,000
11/30/2007	$61,025,000	$65,277	$50,018	$25,009	$25,000
11/30/2006	$61,025,000	$67,203	$50,010	$25,005	$25,000
11/30/2005	$61,025,000	$66,017	$50,004	$25,002	$25,000
11/30/2004	$61,025,000	$66,339	$50,016	$25,008	$25,000
11/30/2003 [11]	$61,025,000	$66,697	$50,008	$25,004	$25,000

1 Reflects operations for the period from December 20, 2002 (date of initial public investment) to November 30, 2003.

2 Per share numbers have been calculated using the average shares method.

3 The amounts shown are based on Common Share equivalents.

4 Total Return at Net Asset Value is the combination of changes in the Common Share net asset value, reinvested dividend income and reinvested capital gains distributions at net asset value, if any, and does not reflect the sales charge, if applicable. Total returns for periods of less than one year are not annualized. Total returns for the periods ended November 30, 2004 and 2003 were calculated utilizing the average price paid per share at the time of reinvestment. If net asset value had been utilized, the total returns would have been 4.63% and 6.83%, respectively.

5 Total Return at Market Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of the reinvestment. Total returns for periods of less than one year are not annualized.

6 Ratios do not reflect the effect of dividend payments to preferred shareholders and any associated commission costs.

7 Computed on an annualized basis.

8 Ratios reflect reductions for dividend payments to preferred shareholders.

9 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

10 Represents initial public offering price.

11 On February 13, 2003, the Fund began offering Auction Market Preferred Shares.

See Notes which are an integral part of the Financial Statements

Federated Premier Municipal Income Fund -Portfolio of Investments Summary Table

At May 31, 2008, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Investments
Insured	31.7%
Refunded	17.7%
Hospital	15.5%
Senior Care	8.6%
Special Tax	8.3%
IDB/PCR	4.2%
Tobacco	3.1%
Education	2.8%
Electric and Gas	1.8%
Transportation	1.5%
Other [2]	4.8%
TOTAL	100.0%

1 Sector classifications and the assignment of holdings to such sectors are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third party, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt is paid from escrowed funds, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 95.2% of the Fund's total investments. Remaining sectors have been aggregated under the designation "Other."

Federated Premier Municipal Income Fund -Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--100.0%
		Alabama--0.2%
$350,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	$311,647
		Arizona--1.1%
750,000		Tempe, AZ IDA, Senior Living Revenue Bonds (Series A), 6.75% (Friendship Village of Tempe), 12/1/2030	761,670
750,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.50%, 7/15/2027	759,682
		TOTAL	1,521,352
		Arkansas-0.8%
1,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue Yield: 7.50%), 2/1/2029	1,079,910
		California-5.1%
2,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health)/(Original Issue Yield: 5.21%), 8/15/2038	1,966,160
1,000,000		California State, Refunding UT GO Bonds, 5.25%, 2/1/2020	1,046,160
1,000,000		California State, UT GO Bonds, 5.25%, 10/1/2020	1,034,440
260,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	225,953
250,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	286,967
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Treasury PRF 6/1/2013@100), 6/1/2042	898,035
500,000		La Verne, CA, Revenue COPs (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	529,005
1,000,000		Sweetwater, CA Union High School District, UT GO Bonds (Election of 2006, Series 2008A), 5.625% (FSA INS), 8/1/2047	1,086,080
		TOTAL	7,072,800
		Colorado--6.3%
725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101), 12/1/2023	897,238
1,000,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	963,470
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.00% (Denver Academy)/(Original Issue Yield: 7.25%), 11/1/2023	$529,910
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2002A), 6.125% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 6.40%), 12/1/2033	1,004,850
2,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2006A), 4.75% (Catholic Health Initiatives)/(Original Issue Yield: 4.828%), 9/1/2040	1,910,940
250,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75% (United States Treasury PRF 12/1/2013@102), 12/1/2034	297,435
500,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55% (United States Treasury PRF 12/1/2013@102), 12/1/2032	613,660
665,000		Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance INS), 12/1/2037	654,559
1,000,000		Denver, CO Health & Hospital Authority, Revenue Bonds, 6.25% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 6.28%), 12/1/2033	1,169,280
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	602,830
		TOTAL	8,644,172
		Connecticut-1.5%
1,250,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.85% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.98%), 12/1/2033	1,262,262
825,000		Connecticut State HEFA, Revenue Bonds (Series 2006B), 5.00% (Canterbury School)/(Radian Asset Assurance INS), 7/1/2036	792,503
		TOTAL	2,054,765
		District of Columbia-1.8%
2,500,000		District of Columbia Tobacco Settlement Financing Corp., Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.67%), 5/15/2033	2,425,850
		Florida-8.7%
600,000		Broward County, FL Educational Facilities Authority, Educational Facilities Revenue Bonds (Series 2004B), 5.60% (Nova Southeastern University)/ (Original Issue Yield: 5.625%), 4/1/2029	602,022
400,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102), 10/1/2033	493,684
1,490,000		Citrus County, FL Hospital Board, Revenue Refunding Bonds, 6.375% (Citrus Memorial Hospital)/(Original Issue Yield: 6.50%), 8/15/2032	1,535,967
1,255,000		Harbor Bay, FL Community Development District, Special Assessment Revenue Bonds, 6.75%, 5/1/2034	1,247,307
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida-continued
$2,000,000		Jacksonville, FL Sales Tax, Revenue Bonds (Series 2003), 5.00% (MBIA Insurance Corp. INS), 10/1/2024	$2,059,280
400,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	363,876
1,000,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,050,850
2,000,000		South Miami, FL Health Facilities Authority, Health Facilities Revenue Bonds (Series 2007), 5.00% (Baptist Health System of South Florida), 8/15/2042	1,936,200
1,000,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.65% (Original Issue Yield: 6.70%), 5/1/2040	972,870
490,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	380,274
1,010,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	1,017,030
495,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	417,364
		TOTAL	12,076,724
		Georgia-0.7%
1,000,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	908,330
		Hawaii-1.1%
1,400,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,530,438
		Illinois-5.4%
996,000		Antioch Village, IL Special Service Area No. 1, Special Tax Revenue Bonds, 6.625% (Deercrest Project), 3/1/2033	963,570
2,500,000		Chicago, IL Sales Tax, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.385%), 1/1/2028	2,552,300
1,000,000		Chicago, IL Special Assessment, Improvement Revenue Bonds, 6.75% (Lakeshore East Project)/(Original Issue Yield: 6.769%), 12/1/2032	1,011,500
420,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	361,507
1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.70% (Augustana College)/(Original Issue Yield: 5.90%), 10/1/2032	1,008,690
625,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	564,956
1,095,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2036	1,020,299
		TOTAL	7,482,822
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana-2.7%
$1,930,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.25% (Baptist Homes of Indiana), 11/15/2035	$1,830,624
1,985,000		Indiana Municipal Power Agency, Power Supply System Revenue Bonds (Series 2007A), 5.00% (MBIA Insurance Corp. INS), 1/1/2042	1,964,177
		TOTAL	3,794,801
		Kentucky-1.2%
325,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	342,241
1,175,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.97%), 10/1/2028	1,296,201
		TOTAL	1,638,442
		Louisiana-1.7%
2,500,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	2,347,675
		Maryland-0.6%
550,000		Baltimore, MD, Special Obligation Revenue Bonds (Series 2008A), 7.00% (East Baltimore Research Park), 9/1/2038	551,513
300,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	259,134
		TOTAL	810,647
		Massachusetts-2.4%
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,025,010
2,000,000		Massachusetts State Development Finance Agency, Revenue Bonds, 5.75% (Massachusetts College of Pharmacy & Allied Health Sciences)/(United States Treasury PRF 7/1/2013@101), 7/1/2033	2,264,660
		TOTAL	3,289,670
		Michigan-2.3%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	2,206,640
1,000,000		Detroit, MI Sewage Disposal System, Refunding Senior Lien Revenue Bonds (Series 2003A), 5.00% (FSA INS), 7/1/2024	1,031,270
		TOTAL	3,237,910
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota-0.7%
$900,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(United States Treasury PRF 8/1/2008@103)/ (Original Issue Yield: 7.50%), 8/1/2029	$935,019
		Mississippi-2.8%
2,000,000		Lowndes County, MS Solid Waste Disposal, Refunding PCR Bonds (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	2,118,540
2,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(XL Capital Assurance Inc. INS), 3/1/2041	1,795,080
		TOTAL	3,913,620
		Missouri--0.3%
500,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2003A), 5.50% (Branson, MO)/(Original Issue Yield: 5.56%), 12/1/2032	484,320
		Nevada-1.5%
2,000,000		Nevada State, COPs (Series 2004: Capitol Complex Building 1), 5.00% (FGIC INS), 4/1/2032	2,029,160
		New Jersey--1.7%
500,000		New Jersey EDA, Revenue Bonds, (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.89%), 6/15/2029	490,420
300,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.80% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.82%), 11/1/2031	296,352
600,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	387,900
1,000,000		New Jersey State Educational Facilities Authority, Revenue Bonds, Project C, 6.50% (Georgian Court University)/(United States Treasury PRF 7/1/2013@100), 7/1/2033	1,158,810
		TOTAL	2,333,482
		New Mexico--0.6%
750,000	[1,2]	Jicarilla, NM Apache Nation, Revenue Bonds, 5.50%, 9/1/2023	778,830
		New York--5.3%
190,000		Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center, Inc.), 1/1/2040	156,418
750,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	798,870
750,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.25%), 7/1/2022	764,798
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	808,360
2,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2019	2,076,120
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$530,000		New York State Dormitory Authority, Revenue Bonds (Series 2007B), 5.25% (Health Quest Systems, Inc. Obligated Group)/(Assured Guaranty Corp. INS), 7/1/2027	$559,357
2,000,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008A), 5.25%, 11/15/2038	2,112,700
		TOTAL	7,276,623
		North Carolina-1.8%
665,000		Johnston Memorial Hospital Authority, NC, FHA Insured Mortgage Revenue Bonds (Series 2008), 5.25% (Johnston Memorial Hospital)/(FSA INS), 10/1/2036	683,992
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	1,034,600
800,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	786,152
		TOTAL	2,504,744
		North Dakota--1.5%
2,000,000		Fargo, ND, Health System Revenue Bonds (Series 2000A), 5.60% (Meritcare Obligated Group)/(FSA INS)/(Original Issue Yield: 5.70%), 6/1/2021	2,091,920
		Ohio-0.7%
975,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.50%, 6/1/2047	910,114
		Oregon--0.3%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	447,080
		Pennsylvania--3.9%
1,165,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.70%), 11/15/2030	1,370,331
360,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	423,817
935,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	1,102,945
2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CIFG Assurance N.A. INS), 5/1/2031	1,991,800
500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	529,420
		TOTAL	5,418,313
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Carolina-4.1%
$1,000,000		Clemson University, SC, University Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 5/1/2023	$1,002,500
1,940,000		Myrtle Beach, SC, Hospitality Fee Revenue Bonds (Series 2004A), 5.375% (FGIC INS), 6/1/2023	2,031,549
1,980,000		South Carolina Jobs--EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(Original Issue Yield: 5.84%), 11/15/2030	2,010,690
520,000		South Carolina Jobs--EDA, Health System Revenue Bonds (Series A), 5.625% (Bon Secours Health System)/(United States Treasury PRF 11/15/2012@100)/ (Original Issue Yield: 5.84%), 11/15/2030	575,302
		TOTAL	5,620,041
		South Dakota-1.3%
1,750,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.65% (Westhills Village Retirement Community)/(Original Issue Yield: 5.75%), 9/1/2023	1,788,378
		Tennessee-3.0%
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital Revenue Refunding Bonds (Series A), 7.50% (Mountain States Health Alliance)/(United States Treasury PRF 7/1/2012@103), 7/1/2025	2,382,140
270,000		Knox County, TN Health Education & Housing Facilities Board, Hospital Facilities Revenue Bonds, 6.50% (Baptist Health System of East Tennessee)/ (Original Issue Yield: 6.625%), 4/15/2031	279,871
1,535,000		Knox County, TN Health Education & Housing Facilities Board, Refunding Improvement Revenue Bonds (Series 2003B), 5.75% (East Tennessee Children's Hospital)/(Original Issue Yield: 5.90%), 7/1/2033	1,528,845
		TOTAL	4,190,856
		Texas-12.6%
600,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	617,502
700,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	718,480
385,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	331,327
585,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	484,421
1,400,000		Harlandale, TX ISD, UT GO School Building Bonds, 4.75% (GTD by PSFG)/(Original Issue Yield: 4.80%), 8/15/2040	1,370,502
2,000,000		Houston, TX Combined Utility System, First Lien Revenue Bonds, 5.00% (FSA INS), 11/15/2035	2,041,120
2,500,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004A), 5.25% (FGIC INS), 5/15/2023	2,564,150
200,000		Matagorda County, TX Navigation District No. 1, Collateralized Refunding Revenue Bonds, 5.60% (CenterPoint Energy Houston Electric LLC), 3/1/2027	187,330
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas-continued
$4,000,000		North Central Texas HFDC, Hospital Revenue Refunding Bonds (Series 2002), 5.25% (Children's Medical Center of Dallas)/(AMBAC INS)/(Original Issue Yield: 5.35%), 8/15/2022	$4,115,200
1,350,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009@102)/(Original Issue Yield: 7.75%), 11/15/2029	1,474,862
1,050,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2003B), 6.15% (Texas Competitive Electric Holdings Co. LLC), 8/1/2022	912,587
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	484,745
1,000,000		Tyler, TX HFDC, Hospital Revenue Bonds, 5.75% (Mother Frances Hospital)/(United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.84%), 7/1/2027	1,117,790
1,000,000		Tyler, TX HFDC, Revenue Refunding & Improvement Bonds (Series 2007A), 5.25% (East Texas Medical Center Regional Healthcare System)/(Original Issue Yield: 5.32%), 11/1/2027	922,140
		TOTAL	17,342,156
		Virginia-3.6%
1,000,000		Broad Street CDA, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	1,050,960
1,280,000		Hampton, VA Convention Center, Revenue Bonds, 5.125% (AMBAC INS), 1/15/2028	1,296,998
1,400,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/ (United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,696,156
1,000,000		Virginia Peninsula Port Authority, Coal Terminal Revenue Refunding Bonds (Series 2003), 6.00% (Brinks Co. (The)), 4/1/2033	977,200
		TOTAL	5,021,314
		Washington-5.1%
1,910,000		King County, WA Public Hospital District No. 1, Refunding LT GO Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 12/1/2021	2,001,107
2,000,000		Washington Health Care Facilities Authority, Revenue Bonds (Series 2008C), 5.50% (Children's Hospital & Regional Medical Center, WA), 10/1/2035	2,049,280
1,000,000		Washington Health Care Facilities Authority, Revenue Bonds, 5.00% (Group Health Cooperative)/(Radian Asset Assurance INS), 12/1/2036	923,060
2,000,000		Washington State, Various Purpose UT GO Bonds (Series 2002A), 5.00% (FSA INS)/(Original Issue Yield: 5.09%), 7/1/2022	2,068,620
		TOTAL	7,042,067
Principal Amount			Value
		MUNICIPAL BONDS--continued
		West Virginia--1.0%
$1,450,000		Pleasants County, WV County Commission, PCR Revenue Refunding Bonds (Series 2007F), 5.25% (Allegheny Energy Supply Company LLC), 10/15/2037	$1,403,542
		Wisconsin-4.6%
660,000		Badger, WI Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds, 6.125% (Original Issue Yield: 6.35%), 6/1/2027	655,532
3,000,000		Wisconsin State HEFA, Health Facilities Revenue Bonds (Series A), 5.25% (Ministry Health Care)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.38%), 2/15/2032	3,022,140
160,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.75% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.82%), 6/1/2034	161,046
500,000		Wisconsin State HEFA, Revenue Bonds, 6.50% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.75%), 7/1/2023	497,590
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	498,310
1,000,000		Wisconsin State HEFA, Revenue Bonds, 7.25% (Community Memorial Hospital)/(Original Issue Yield: 7.45%), 1/15/2033	1,045,990
500,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.375% (Marshfield Clinic, WI), 2/15/2034	480,120
		TOTAL	6,360,728
		TOTAL MUNICIPAL INVESTMENTS--100.0% (IDENTIFIED COST $135,834,380) [3]	138,120,262
		OTHER ASSETS AND LIABILITIES--NET [4]	2,066,966
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(53,675,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$86,512,228

At May 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $2,527,954, which represented 1.8% of total market value.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At May 31, 2008, these liquid restricted securities amounted to $778,830, which represented 0.6% of total market value.

3 The cost of investments for federal tax purposes amounts to $135,832,090.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$ 0
Level 2 - Other Significant Observable Inputs	138,120,262
Level 3 - Significant Unobservable Inputs	0
TOTAL	$138,120,262

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Authority
COPs	--Certificates of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
INS	--Insured
ISD	--Independent School District
LT	--Limited Tax
PCR	--Pollution Control Revenue
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
UT	--Unlimited Tax

See Notes which are an integral part of the Financial Statements

Federated Premier Intermediate Municipal Income Fund - Portfolio of Investments Summary Table

At May 31, 2008, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Investments
Insured	28.1%
Hospital	16.9%
Refunded	12.2%
Senior Care	8.7%
Special Tax	7.2%
Education	6.6%
Electric & Gas	3.7%
Public Power	3.5%
Tobacco	3.4%
IDB/PCR	2.8%
Other [2]	6.9%
TOTAL	100.0%

1 Sector classifications and the assignment of holdings to such sectors are based upon the economic sector and/or revenue source of the underlying borrower, as determined by the Fund's adviser. For securities that have been enhanced by a third party, such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party, as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt is paid from escrowed funds, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 93.1% of the Fund's total investments. Remaining sectors have been aggregated under the designation "Other."

Federated Premier Intermediate Municipal Income Fund - Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount			Value
		MUNICIPAL BONDS--99.8%
		Alabama--1.5%
$2,000,000		Birmingham-Baptist Medical Centers, AL Special Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.25% (Baptist Health System of Birmingham), 11/15/2020	$1,953,520
350,000		Courtland, AL IDB, PCR Refunding Bonds (Series 2005A), 5.00% (International Paper Co.), 6/1/2025	311,647
		TOTAL	2,265,167
		Alaska--0.7%
1,000,000		Alaska State Housing Finance Corp., State Capitalization Project Revenue Bonds (Series A), 5.00% (MBIA Insurance Corp. INS), 7/1/2011	1,058,810
		Arizona--1.0%
1,500,000		Verrado Community Facilities District No. 1, AZ, Revenue Bonds, 6.15%, 7/15/2017	1,546,020
		Arkansas--1.5%
1,000,000		Arkansas Development Finance Authority, Revenue Bonds, 7.25% (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/ (Original Issue Yield: 7.40%), 2/1/2020	1,077,880
1,000,000		Independence County, AR, PCR Refunding Bonds (Series 2005), 5.00% (Entergy Arkansas, Inc.), 1/1/2021	965,530
300,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	289,683
		TOTAL	2,333,093
		California--5.8%
1,250,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	1,294,950
570,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	594,595
2,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007), 5.00% (Inland Regional Center), 12/1/2017	2,050,520
1,865,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.25% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 6.55%), 6/1/2033	2,050,493
1,700,000		Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A), 5.00% (Radian Asset Assurance INS), 9/1/2016	1,740,630
1,195,000		Stockton, CA Public Financing Authority, Redevelopment Projects Revenue Bonds (Series 2006A), 5.00% (Radian Asset Assurance INS), 9/1/2018	1,204,560
		TOTAL	8,935,748
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--3.7%
$725,000		Antelope Heights Metropolitan District, CO, LT GO Bonds, 8.00% (United States Treasury PRF 12/1/2013@101)/(Original Issue Yield: 8.00%), 12/1/2023	$897,238
500,000		Buckhorn Valley Metropolitan District No. 2, CO, LT GO Bonds, 7.00%, 12/1/2023	481,735
500,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 6.25% (Denver Academy)/(Original Issue Yield: 6.50%), 11/1/2013	522,575
1,265,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2013	1,292,438
865,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.40% (United States Treasury PRF 12/1/2013@102)/(Original Issue Yield: 7.40%), 12/1/2016	1,035,336
520,000		Denver, CO City & County Airport Authority, Airport Revenue Bonds (Series E), 6.00% (MBIA Insurance Corp. INS), 11/15/2011	567,658
235,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	241,277
500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 7.05%), 12/1/2024	602,830
		TOTAL	5,641,087
		Connecticut--0.5%
750,000		Connecticut State Development Authority, First Mortgage Gross Revenue Health Care Project Bonds (Series 2003), 5.75% (Elim Park Baptist Home, Inc.)/(Original Issue Yield: 5.90%), 12/1/2023	768,802
		District of Columbia--1.4%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.25% (FGIC INS), 2/1/2016	1,055,830
1,000,000		District of Columbia, COP, 5.25% (FGIC INS), 1/1/2016	1,073,620
		TOTAL	2,129,450
		Florida--9.1%
600,000	[1]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	740,526
330,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	313,071
265,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	260,468
1,000,000		Florida Municipal Loan Council, Revenue Bonds (Series 2003B), 5.25% (MBIA Insurance Corp. INS), 12/1/2019	1,060,690
295,000		Gateway Services, FL Community Development District, Special Assessment Bonds (Series 2003B), 5.50% (Original Issue Yield: 5.65%), 5/1/2010	290,988
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$750,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	$770,182
2,000,000		Miami-Dade County, FL School Board, COP (Series 2003D), 5.00% (FGIC INS), 8/1/2021	2,018,260
415,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.00%, 5/1/2020	387,768
500,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.25% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2020	544,620
1,000,000		South Broward Hospital District, FL, Hospital Refunding Revenue Bonds (Series 2008), 5.25%, 5/1/2022	1,039,950
1,665,000		South Miami, FL Health Facilities Authority, Hospital Revenue Bonds, 5.00% (Baptist Health System of South Florida), 8/15/2027	1,660,804
810,000		St. Johns County, FL IDA, Health Care Revenue Refunding Bonds (Series 2007), 5.00% (Vicar's Landing), 2/15/2017	793,160
1,500,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2007), 6.375%, 5/1/2017	1,481,385
335,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	291,118
2,390,000		University of Central Florida Athletics Association, Inc., FL, COP (Series 2004A), 5.125% (FGIC INS), 10/1/2022	2,425,324
		TOTAL	14,078,314
		Georgia--2.8%
1,400,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	1,414,714
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	720,165
2,115,000		Municipal Electric Authority of Georgia, Revenue Bonds (Series 2002A), 5.25% (MBIA Insurance Corp. INS), 11/1/2015	2,256,790
		TOTAL	4,391,669
		Hawaii--1.1%
1,550,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%), 11/15/2012	1,646,425
		Illinois--4.4%
500,000		Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005), 5.90% (Forest City Project)/(Original Issue Yield: 5.90%), 3/1/2027	483,985
1,300,000		Chicago, IL O'Hare International Airport, Second Lien Passenger Facilities Revenue Bonds (Series B), 5.50% (AMBAC INS), 1/1/2015	1,361,763
1,000,000		Chicago, IL Special Assessment, Improvement Bonds (Series 2002), 6.625% (Lakeshore East Project)/(Original Issue Yield: 6.637%), 12/1/2022	1,013,400
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Illinois--continued
$1,000,000		Illinois Educational Facilities Authority, Revenue Refunding Bonds (Series A), 5.00% (Augustana College)/(Original Issue Yield: 5.05%), 10/1/2014	$1,023,000
875,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place), 5/15/2025	831,267
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Illinois Institute of Technology), 4/1/2024	981,700
1,000,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2005A), 5.00% (Depaul University), 10/1/2014	1,032,250
		TOTAL	6,727,365
		Indiana--2.0%
1,000,000		Indiana Health & Educational Facility Financing Authority, Hospital Revenue Bonds (Series 2007), 5.50% (Community Foundation of Northwest Indiana), 3/1/2022	968,980
1,050,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2014	1,086,855
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B), 5.00% (Clarian Health Partners, Inc.), 2/15/2023	1,001,190
		TOTAL	3,057,025
		Iowa--0.3%
500,000		Scott County, IA, Revenue Refunding Bonds (Series 2004), 5.625% (Ridgecrest Village), 11/15/2018	502,535
		Kansas--1.1%
1,055,000		Butler County, KS Union School District No. 394, UT GO Bonds, 5.00% (FSA INS), 9/1/2020	1,117,783
500,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.125% (Lawrence Memorial Hospital), 7/1/2026	504,755
		TOTAL	1,622,538
		Kentucky--1.4%
1,335,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.45%), 10/1/2012	1,405,488
665,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.25% (Norton Healthcare, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.45%), 10/1/2012	727,976
		TOTAL	2,133,464
		Louisiana--2.9%
989,000		Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	888,211
1,000,000		Louisiana Local Government Environmental Facilities Community Development Authority, Revenue Bonds, 5.375% (BRCC Facilities Corp.)/(MBIA Insurance Corp. INS), 12/1/2014	1,076,320
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--continued
$1,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2013	$1,052,230
1,500,000		West Feliciana Parish, LA, PCRBs, 7.00% (Entergy Gulf States, Inc.), 11/1/2015	1,514,610
		TOTAL	4,531,371
		Maryland--0.2%
250,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007B), 5.00% (King Farm Presbyterian Retirement Community), 1/1/2017	242,188
		Michigan--3.4%
2,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 5.87%), 5/1/2018	2,206,640
500,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.20% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.45%), 1/1/2025	480,860
250,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital), 7/1/2020	251,298
1,000,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.625% (Henry Ford Health System, MI)/(United States Treasury PRF 3/1/2013@100)/(Original Issue Yield: 5.20%), 3/1/2017	1,104,410
1,085,000		Otsego, MI Public School District, School Building & Site UT GO Bonds, 5.00% (United States Treasury PRF 5/1/2014@100)/(Original Issue Yield: 4.11%), 5/1/2021	1,188,118
		TOTAL	5,231,326
		Mississippi--2.3%
1,500,000		Lowndes County, MS Solid Waste Disposal, Refunding PCRBs (Series 1992B), 6.70% (Weyerhaeuser Co.), 4/1/2022	1,588,905
1,000,000		Mississippi Development Bank, Special Obligation Bonds (Series 2006A), 5.00% (Municipal Energy Agency of Mississippi)/(XL Capital Assurance Inc. INS), 3/1/2018	1,005,160
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Refunding & Improvement Revenue Bonds, 5.75% (Southwest Mississippi Regional Medical Center)/(Original Issue Yield: 5.85%), 4/1/2023	1,020,750
		TOTAL	3,614,815
		Missouri--1.3%
2,000,000		Missouri State HEFA, Health Facilities Revenue Bonds, 5.25% (BJC Health System, MO), 5/15/2018	2,081,800
		Montana--1.1%
1,700,000		Montana Facility Finance Authority, Hospital Revenue Bonds (Series 2007), 5.00% (Benefis Healthcare System)/(Assured Guaranty Corp. INS), 1/1/2023	1,753,805
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--2.4%
$2,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	$2,034,100
975,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 5.50% (Providence SID No. 607), 6/1/2013	926,747
850,000		North Las Vegas, NV SID No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.00% (Aliante SID No. 60)/(Original Issue Yield: 5.05%), 12/1/2017	787,950
		TOTAL	3,748,797
		New Jersey--0.9%
600,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 5.75% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 5.75%), 11/1/2024	607,020
720,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.00% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.25%), 7/1/2013	465,480
400,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Series 2005A), 5.00% (Children's Specialized Hospital)/(Original Issue Yield: 5.01%), 7/1/2024	375,960
		TOTAL	1,448,460
		New Mexico--1.0%
1,000,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	985,310
655,000		Mariposa East Public Improvement District, NM, UT GO Bonds (Series 2006), 5.75%, 9/1/2021	609,523
		TOTAL	1,594,833
		New York--4.7%
325,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.25% (St. Francis Hospital and Health Centers), 3/1/2019	342,339
2,000,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	2,049,500
2,000,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2007B), 5.00%, 11/15/2025	2,053,040
800,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	808,408
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series D), 5.00% (Original Issue Yield: 5.21%), 6/1/2017	2,076,220
		TOTAL	7,329,507
		North Carolina--5.7%
2,000,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 1/1/2016	2,125,660
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series D), 5.50%, 1/1/2014	1,064,610
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	$494,160
965,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.50% (Arc of North Carolina Projects), 10/1/2024	944,581
3,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 2003A), 5.50%, 1/1/2014	3,216,600
1,000,000		Onslow County, NC Hospital Authority, INS Mortgage Revenue Bonds, 5.00% (Onslow Memorial Hospital)/(MBIA Insurance Corp. INS), 4/1/2023	1,029,470
		TOTAL	8,875,081
		Ohio--2.5%
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.875% (Original Issue Yield: 5.95%), 6/1/2030	1,809,360
1,000,000		Cuyahoga, OH Community College District, General Receipts Revenue Bonds (Series 2002A), 5.00% (AMBAC INS), 12/1/2022	1,032,990
925,000		Ohio State Air Quality Development Authority, Environmental Improvement Refunding Revenue Bonds (Series 1995), 5.00% TOBs (Marathon Oil Corp.), Mandatory Tender 11/1/2011	946,358
		TOTAL	3,788,708
		Oregon--1.0%
500,000	[1]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	447,080
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 6.50% (Friendsview Retirement Community)/(United States Treasury PRF 12/1/2013@101)/ (Original Issue Yield: 6.50%), 12/1/2018	1,157,400
		TOTAL	1,604,480
		Pennsylvania--9.1%
1,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2007A), 5.00% (West Penn Allegheny Health System), 11/15/2017	925,180
1,290,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.30%), 11/15/2015	1,480,701
1,000,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2017	1,042,590
150,000		Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2018	155,223
435,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	442,069
400,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	392,972
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$122,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds, 5.90% (Wesbury United Methodist Community Obligated Group), 8/15/2009	$122,026
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,053,400
1,500,000		Pennsylvania State Higher Education Facilities Authority, Health System Revenue Bonds (Series A), 6.25% (UPMC Health System), 1/15/2018	1,620,930
2,000,000		Philadelphia, PA Gas Works, Revenue Bonds (17th Series), 5.375% (FSA INS), 7/1/2021	2,149,160
1,090,000		Pittsburgh, PA, UT GO Bonds (Series 1993A), 5.50% (AMBAC INS), 9/1/2014	1,148,489
2,000,000		Pittsburgh, PA, UT GO Bonds (Series B), 5.25% (FSA INS), 9/1/2017	2,207,100
1,355,000		Wilkes-Barre, PA Finance Authority, University Refunding Revenue Bonds (Series 2007), 5.00% (Wilkes University), 3/1/2022	1,304,025
		TOTAL	14,043,865
		South Carolina--2.7%
1,000,000		Georgetown County, SC Environmental Improvements, Refunding Revenue Bonds (Series 2000A), 5.95% (International Paper Co.), 3/15/2014	1,043,600
2,000,000		Kershaw County, SC Public Schools Foundation, Installment Purchase Revenue Bonds (Series 2006), 5.00% (Kershaw County, SC School District)/ (CIFG Assurance N.A. INS), 12/1/2019	2,050,680
1,000,000		Scago Educational Facilities Corp. for Pickens School District, Installment Purchase Revenue Bonds (Series 2006), 5.00% (FSA INS), 12/1/2020	1,055,320
		TOTAL	4,149,600
		South Dakota--1.1%
1,715,000		Educational Enhancement Funding Corp., SD, Tobacco Revenue Bonds (Series 2002B), 6.50%, 6/1/2032	1,715,720
		Texas--11.3%
1,000,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 6.50% (Sears Methodist Retirement), 11/15/2020	1,001,710
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003D), 5.40% TOBs (Texas Competitive Electric Holdings Co. LLC), Mandatory Tender 10/1/2014	903,920
1,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 6.50% (Wise Regional Health System), 9/1/2014	1,042,010
500,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 6.25% (Buckingham Senior Living Community)/(United States Treasury PRF 2/15/2009@100)/(Original Issue Yield: 6.25%), 2/15/2020	514,995
1,250,000		Mesquite, TX HFDC, Retirement Facility Revenue Bonds (Series 2005), 5.50% (Christian Care Centers, Inc.), 2/15/2025	1,199,775
390,000		Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (FSA INS)/ (Original Issue Yield: 5.29%), 3/1/2021	409,461
2,610,000		Montgomery County, TX, UT GO Bonds (Series 2002A), 5.20% (United States Treasury PRF 3/1/2012@100)/(Original Issue Yield: 5.29%), 3/1/2021	2,816,764
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$165,000		Sabine River Authority, TX, PCR Refunding Bonds (Series 2006), 4.95% (Southwestern Electric Power Co.)/(MBIA Insurance Corp. INS), 3/1/2018	$166,157
1,000,000		San Leanna, TX Education Facilities Corp., Higher Education Revenue Bonds (Series 2007), 5.125% (Saint Edward's University), 6/1/2021	1,007,530
1,050,000		Spring, TX ISD, UT GO Bonds, 5.00% (GTD by PSFG)/(Original Issue Yield: 5.07%), 8/15/2017	1,105,146
545,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facility Revenue Bonds (Series 2007), 5.00% (Air Force Village), 5/15/2016	552,129
500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2006A), 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2026	493,400
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2007), 5.00% (Texas State), 4/1/2019	2,166,900
835,000		Travis County, TX HFDC, Retirement Facilities Revenue Bonds, 5.00% (Querencia at Barton Creek)/(Original Issue Yield: 5.10%), 11/15/2014	800,281
1,000,000		Tyler, TX HFDC, Hospital Revenue Bonds, 5.25% (Mother Frances Hospital), 7/1/2012	1,039,010
2,235,000		West Harris County, TX Regional Water Authority, Water System Revenue Bonds (Series 2006), 5.00% (AMBAC INS), 12/15/2021	2,323,283
		TOTAL	17,542,471
		Virginia--1.6%
201,000		Bell Creek CDA, VA, Special Assessment Revenue Bonds (Series 2003), 6.75%, 3/1/2022	204,194
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	1,087,050
1,000,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.50%), 12/1/2023	1,211,540
		TOTAL	2,502,784
		Washington--3.1%
500,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00% (Skagit Valley Hospital), 12/1/2018	515,795
1,450,000		Snohomish County, WA School District No. 4, UT GO Bonds (Series 2006), 5.00% (FSA INS)/(Lake Stevens School District LOC), 12/1/2021	1,535,521
1,600,000		Tobacco Settlement Authority, WA, Tobacco Settlement Asset Backed Revenue Bonds, 6.50% (Original Issue Yield: 6.65%), 6/1/2026	1,623,808
1,000,000		Washington State Public Power Supply System, Nuclear Project No, 2 Revenue Refunding Bonds (Series 1992A), 6.30% (Energy Northwest, WA)/(Original Issue Yield: 6.40%), 7/1/2012	1,116,890
		TOTAL	4,792,014
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--3.2%
$200,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 5.50% (Blood Center of Wisconsin, Inc.)/(Original Issue Yield: 5.583%), 6/1/2024	$203,884
500,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.125% (Southwest Health Center)/(Original Issue Yield: 6.15%), 4/1/2024	491,015
2,000,000		Wisconsin State HEFA, Revenue Bonds, 5.75% (SynergyHealth, Inc.), 11/15/2015	2,065,600
870,000		Wisconsin State HEFA, Revenue Bonds, 7.125% (Community Memorial Hospital)/(Original Issue Yield: 7.25%), 1/15/2022	906,975
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.125% (Marshfield Clinic, WI), 2/15/2026	1,213,788
		TOTAL	4,881,262
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $153,087,683)	154,310,399
		SHORT-TERM MUNICIPAL--0.2% [2]
		Texas--0.2%
300,000		Harris County, TX HFDC, (Sub Series 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 1.400%, 6/2/2008 (AT COST)	300,000
		TOTAL MUNICIPAL INVESTMENTS--100.0% (IDENTIFIED COST $153,387,683) [3]	154,610,399
		OTHER ASSETS AND LIABILITIES--NET [4]	2,291,955
		LIQUIDATION VALUE OF AUCTION PREFERRED SHARES	(61,025,000)
		TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$95,877,354

At May 31, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2008, these restricted securities amounted to $1,996,014, which represented 1.3% of total market value.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $153,387,598.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total market value at May 31, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$0
Level 2 - Other Significant Observable Inputs	154,610,399
Level 3 - Significant Unobservable Inputs	0
TOTAL	$154,610,399

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
CDA	--Community Development Administration
COP	--Certificate of Participation
EDA	--Economic Development Authority
EDFA	--Economic Development Finance Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
ISD	--Independent School District
LOC	--Letter of Credit
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
PSFG	--Permanent School Fund Guarantee
SID	--Special Improvement District
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statements of Assets and Liabilities

May 31, 2008 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Assets:
Investments in securities, at value	$138,120,262	$154,610,399
Cash	--	79,975
Income receivable	2,203,647	2,414,557
Receivable for investments sold	993,787	240,900
TOTAL ASSETS	141,317,696	157,345,831
Liabilities:
Income distribution payable--Common Shares	411,084	399,452
Income distribution payable--Preferred Shares	4,525	16,292
Payable for Directors'/Trustees' fee	240	245
Bank overdraft	7,463	--
Payable for investments purchased	683,939	--
Payable for transfer and dividend disbursing agent fees and expenses	5,319	5,458
Accrued expenses	17,898	22,030
TOTAL LIABILITIES	1,130,468	443,477
Auction Market Preferred Shares (2,147 and 2,441 shares, respectively, authorized and issued at $25,000 per share)	$53,675,000	$61,025,000
Net Assets Applicable to Common Shares Consist of:
Paid-in capital	$86,967,861	$98,478,870
Net unrealized appreciation of investments	2,285,882	1,222,716
Accumulated net realized loss on investments, swap contracts and futures contracts	(2,920,713)	(3,911,433)
Undistributed net investment income	179,198	87,201
TOTAL NET ASSETS APPLICABLE TO COMMON SHARES	$86,512,228	$95,877,354
Common Shares Outstanding, ($0.01 par value, unlimited shares authorized)	6,135,583	6,946,981
Net asset value per share	$14.10	$13.80
Investments, at identified cost	$135,834,380	$153,387,683

See Notes which are an integral part of the Financial Statements

Statements of Operations

Six Months Ended May 31, 2008 (unaudited)

	Federated Premier Municipal Income Fund	Federated Premier Intermediate Municipal Income Fund
Investment Income:
Interest	$3,905,366	$3,913,886
Expenses:
Investment adviser fee (Note 5)	388,181	434,841
Administrative personnel and services fee (Note 5)	75,000	75,000
Custodian fees	1,478	1,112
Transfer and dividend disbursing agent fees and expenses	17,165	17,225
Directors'/Trustees' fees	6,744	6,800
Auditing fees	25,902	26,150
Legal fees	6,953	6,578
Portfolio accounting fees	38,975	40,016
Printing and postage	10,766	10,610
Insurance premiums	2,749	2,763
Auction agent fees	3,250	3,250
Trailer commission fees (Note 2)	68,212	77,553
Miscellaneous	23,387	22,377
TOTAL EXPENSES	668,762	724,275
Waivers, Reduction and Reimbursement:
Waiver of investment adviser fee (Note 5)	(111,899)	(125,314)
Waiver of administrative personnel and services fee (Note 5)	(75,000)	(75,000)
Reduction of custodian fees	(119)	(287)
Reimbursement of other operating expenses (Note 5)	(39,709)	(11,939)
TOTAL WAIVERS, REDUCTION AND REIMBURSEMENT	(226,727)	(212,540)
Net expenses	442,035	511,735
Net investment income	3,463,331	3,402,151
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain (loss) on investments	(745,523)	(517,473)
Net change in unrealized appreciation of investments	(2,447,503)	(1,954,930)
Net realized and unrealized gain (loss) on investments and futures contracts	(3,193,026)	(2,472,403)
Income distributions declared to Preferred Shareholders	(882,932)	(972,875)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	$(612,627)	$(43,127)

See Notes which are an integral part of the Financial Statements

Statements of Changes in Net Assets

	Federated Premier Municipal Income Fund		Federated Premier Intermediate Municipal Income Fund
	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007	Six Months Ended (unaudited) 5/31/2008	Year Ended 11/30/2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,463,331	$6,871,006	$3,402,151	$6,857,375
Net realized gain (loss) on investments and futures contracts	(745,523)	235,293	(517,473)	(615,206)
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,447,503)	(6,104,049)	(1,954,930)	(3,924,846)
Distributions from net investment income - Preferred Shares	(882,932)	(1,957,233)	(972,875)	(2,223,789)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS APPLICABLE TO COMMON SHARES	(612,627)	(954,983)	(43,127)	93,534
Distributions to Common Shareholders:
Distributions from net investment income - Common Shares	(2,465,459)	(4,926,985)	(2,396,709)	(4,793,417)
Share Transactions Applicable to Common Shares:
Net asset value of shares issued to shareholders in payment of distributions declared	61,998	119,064	--	--
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	61,998	119,064	--	--
Change in net assets	(3,016,088)	(5,762,904)	(2,439,836)	(4,699,883)
Net Assets Applicable to Common Shares:
Beginning of period	89,528,316	95,291,220	98,317,190	103,017,073
End of period	$86,512,228	$89,528,316	$95,877,354	$98,317,190
UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED AT END OF PERIOD	$179,198	$64,258	$87,201	$54,634

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2008 (unaudited)

1. ORGANIZATION

Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund (individually referred to as the "Fund," or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "Act"), as diversified, closed-end management investment companies.

Prior to commencing operations on December 20, 2002, Federated Premier Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares of beneficial interest (common shares) to Federated Investment Management Company (the "Adviser"). The Fund issued 5,850,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $175,500 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 250,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,147 preferred shares at $25,000 per share before underwriting discount of $0.69 per share. Offering costs of $726,739 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

Prior to commencing operations on December 20, 2002, Federated Premier Intermediate Municipal Income Fund had no operations other than matters relating to its organization and registration and the sale and issuance of 6,981 common shares to the Adviser. The Fund issued 6,400,000 shares of common stock in its initial public offering on December 20, 2002. These shares were issued at $15.00 per share before underwriting discount of $0.68 per share. Offering costs of $192,000 (representing $0.03 per share) were offset against proceeds of the offering and have been charged to paid-in capital. The Adviser paid all offering costs (other than underwriting discount) and organizational expenses regarding the common share offering which exceeded $0.03 per share of the Fund. An additional 540,000 common shares were issued on February 3, 2003 at $15.00 per share. On February 13, 2003, the Fund issued 2,441 preferred shares at $25,000 per share before underwriting discount of $0.70 per share. Offering costs of $793,521 (representing $0.12 per share) were offset against proceeds of the offering and have been charged to paid-in capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), each Fund generally values investments as follows:

If the Funds cannot obtain a price or price evaluation from a pricing service for an investment, the Funds may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Funds use the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Funds could purchase or sell an investment at the price used to calculate each Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Funds normally use bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Funds normally use mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

The Funds may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Funds will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Non-cash dividends included in dividend income, if any, are recorded at fair value. Distributions to common shareholders are recorded on the ex-dividend date and are declared and paid monthly. Distributions to preferred shareholders are recorded daily and paid weekly at a rate set through auction procedures. The dividend rate to preferred shareholders for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund at May 31, 2008 was 2.426% and 2.437%, respectively.

Each auction requires the participation of one or more Broker-Dealers. The auction agent, currently Deutsche Bank Trust Company Americas, will enter into agreements with one or more Broker-Dealers selected by the Funds, which provide for the participation of those Broker-Dealers in auctions for preferred shares. The auction agent will pay each Broker-Dealer after each auction, from funds provided by the Funds. The trailer commissions for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund for the six months ended May 31, 2008 were $68,212 and $77,553, respectively.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal income tax is necessary. The Funds adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the six months ended May 31, 2008, the Funds did not have a liability for any unrecognized tax expenses. The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2008, tax years 2004 through 2007 remain subject to examination by the Funds' major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Funds will not incur any registration costs upon such resales. The Funds' restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at May 31, 2008, is as follows:

Federated Premier Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/ (United States Treasury PRF 10/1/2012@102), 10/1/2033	5/9/2003	$400,000
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	3/15/2005	$800,000

Federated Premier Intermediate Municipal Income Fund:

Security	Acquisition Date	Acquisition Cost
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/ (United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.95%), 10/1/2033	5/9/2003	$600,000
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	6/9/2006	$500,000
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$800,000

Futures Contracts

The Funds may periodically purchase and sell bond interest rate futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Funds are required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Funds receive from or pay to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, each Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended May 31, 2008, the Funds had no net realized gain or losses on futures contracts.

At May 31, 2008, the Funds had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. COMMON SHARES

The following tables summarize share activity:

Federated Premier Municipal Income Fund	Six Months Ended 5/31/2008	Year Ended 11/30/2007
Shares issued	--	--
Shares issued to shareholders in payment of distributions declared	4,427	7,825
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,427	7,825

Federated Premier Intermediate Municipal Income Fund	Six Months Ended 5/31/2008	Year Ended 11/30/2007
Shares issued	--	--
Shares issued to shareholders in payment of distributions declared	--	--
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	--	--

4. FEDERAL TAX INFORMATION

At May 31, 2008, the following amounts apply for federal income tax purposes:

	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
Federated Premier Municipal Income Fund	$135,832,090	$4,864,640	$2,576,468	$2,288,172
Federated Premier Intermediate Municipal Income Fund	$153,387,598	$3,527,407	$2,304,606	$1,222,801

At November 30, 2007, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund had capital loss carryforwards of $2,176,025 and $3,394,842, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

	2011	2012	2013	2015	Total Capital Loss Carryforward
Federated Premier Municipal Income Fund	--	$1,497,121	$ 678,904	--	$2,176,025
Federated Premier Intermediate Municipal Income Fund	$5,504	$1,598,165	$1,175,977	$615,196	$3,394,842

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Each Fund has entered into an Investment Management Agreement (the "Agreement") with the Adviser, to serve as investment manager to the Funds. The Agreement provides for an annual management fee, payable daily, at the annual rate of 0.55% of each Fund's managed assets.

In order to reduce the Funds' expenses, the Adviser has contractually agreed to waive a portion of its investment adviser fee at the annual rate of 0.20% of the average daily net value of each Fund's managed assets, inclusive of any assets attributable to any preferred shares that may be issued, from the commencement of operations through December 31, 2007, and at a declining rate thereafter through December 31, 2010. For the six months ended May 31, 2008, the Adviser waived $111,899 and $125,314 of its fee for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively. Additionally, for the six months ended May 31, 2008, the Adviser reimbursed other operating expenses of $39,709 and $11,939 for Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund, respectively.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Funds with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended May 31, 2008, FAS waived its entire fee for each Fund.

Organizational Expenses

Each Fund paid its organizational and offering expenses of up to $0.03 per common share in the fiscal year ended November 30, 2003. The Adviser paid organizational expenses and offering costs of each Fund that exceeded $0.03 per Common Share.

Interfund Transactions

During the six months ended May 31, 2008, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$9,510,000	$10,110,000
Federated Premier Intermediate Municipal Income Fund	$6,700,000	$ 7,500,000

General

Certain of the Officers and Trustees of the Funds are Officers and Directors or Trustees of the above companies.

6. PREFERRED SHARES

On February 13, 2003, Federated Premier Municipal Income Fund and Federated Premier Intermediate Municipal Income Fund offered and currently have outstanding 2,147 and 2,441 Auction Market Preferred Shares (AMPS), respectively. The AMPS are redeemable at the option of the Funds at the redemption price of $25,000 per share plus an amount equal to accumulated, but unpaid dividends thereon through the redemption date.

Whenever AMPS are outstanding, common shareholders will not be entitled to receive any distributions from the Funds unless all accrued dividends on preferred shares have been paid, the Funds satisfy the 200% asset coverage requirement, and certain other requirements imposed by any Nationally Recognized Statistical Ratings Organizations (NRSROs) rating the preferred shares have been met. Should these requirements not be met, or should dividends accrued on the AMPS not be paid, the Funds may be restricted in their ability to declare dividends to common shareholders or may be required to redeem certain of the AMPS. At May 31, 2008, there were no such restrictions on the Funds.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2008, were as follows:

	Purchases	Sales
Federated Premier Municipal Income Fund	$17,923,525	$17,657,721
Federated Premier Intermediate Municipal Income Fund	$ 8,039,344	$ 6,797,367

8. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from other participating affiliated funds. As of May 31, 2008, there were no outstanding loans. During the six months ended May 31, 2008, the program was not utilized.

9. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management has concluded that the adoption of FAS 157 is not expected to have a material impact on the Funds' net assets or results of operations.

In addition, in March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

Evaluation and Approval of Advisory Contract - May 2008

FEDERATED PREMIER MUNICIPAL INCOME FUND ("FMN" OR THE "FUND")

FEDERATED PREMIER INTERMEDIATE MUNICIPAL INCOME FUND ("FPT" OR THE "FUND")

The Fund's Board reviewed each Fund's investment advisory contract at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the investment company industry and market practices; the range of comparable fees for similar funds; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other closed-end funds with comparable investment programs to be particularly useful, given the high degree of competition in the investment company industry. The Board focused on comparisons with other similar funds more heavily than non-fund products or services because, simply put, they are more relevant. For example, other closed-end funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to Federated registered investment companies as well as products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that registered investment companies and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different associated costs; and portfolio management techniques made necessary by such differences. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other regulated investment companies, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, FMN's performance for the three-year period was above the median of the relevant peer group, and FMN's performance fell below the median of the relevant peer group for the one-year period. The Board discussed FMN's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of FMN.

FPT's performance fell below the median of the relevant peer group for both the one- and three-year periods ending December 31, 2007. The Board discussed FPT's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of FPT.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board also considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Board also considered whether the Fund might benefit from "economies of scale" and noted that, as a "closed-end fund," which has made an offering of a fixed number of common shares and (other than the issuance of preferred shares contemplated at the time of the Fund's initial public offering) has not made and does not expect to make additional offerings to raise more assets, the Fund is unlikely to grow materially in size and, as a consequence, there are no meaningful "economies of scale" to be realized from internal growth. Accordingly, the Board concluded that this was not a relevant consideration in its overall evaluation.

It was noted in the materials for the Board meeting that for FMN's most recently completed fiscal year, FMN's investment advisory fee was below the median of the relevant peer group. The Board reviewed the fees and other expenses of FMN with the Adviser and was satisfied that the overall expense structure of FMN remained competitive.

It was noted in the materials for the Board meeting that for FPT's most recently completed fiscal year, FPT's investment advisory fee was below the median of the relevant peer group. The Board reviewed the fees and other expenses of FPT with the Adviser and was satisfied that the overall expense structure of FPT remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Disclosure Update

Subject to approval by their Boards of Trustees, the Funds may invest in inverse floaters of tender option bonds (TOBS). A TOB is a special purpose trust that holds one or more tax exempt obligations. The TOB issues two classes of securities: floater certificates, which pay a rate of interest reset periodically based on a short-term municipal benchmark; and inverse floaters, which pay the difference between the interest paid on the underlying obligations and the interest paid to floater certificate holders, less TOB program expenses.

When market interest rates go up, the interest rate paid on the inverse floater goes down; when market interest rates go down, the interest rate paid on the inverse floater goes up. Inverse floaters generally respond with more volatility to market interest rate changes than fixed rate, tax exempt bonds of the same maturity. If market interest rates exceed the interest paid on the underlying obligations, the trust could be required to sell the obligations and distribute the proceeds to the certificate holders, which would cause the Fund to realize a loss on its investment.

Inverse floaters involve leverage risk which is substantially similar to the leverage risk associated with the Funds' currently outstanding preferred shares. If short term and long term interest rates rise, the combination of the Funds' investment in inverse floaters and their use of other forms of leverage (including the currently outstanding preferred shares) likely will adversely impact the Funds' net asset value per share and income, distributions and total returns to shareholders.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, select "Closed-End Funds," select the name of the Fund, then select "Shareholders and Regulatory Reports" from the left menu. This information is also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

Each Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Closed-End Funds," selecting the name of the Fund, then selecting "Portfolio Holdings" from the left menu.

Source of Distributions - Notice

Under the Federal securities laws, the Funds are required to provide a notice to shareholders regarding the source of distributions made by the Funds if such distributions are from sources other than ordinary investment income. In addition, important information regarding the Funds' distributions, if applicable, is available in the "Products" section of Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Notice to Shareholders - Source of Distribution" link under "Related Information."

Closed-End funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in Closed-End funds involves investment risk, including the possible loss of principal.

This Overview and Report is for shareholder information. This is not a Prospectus intended for use in the sale of Fund Shares. Statements and other information contained in this Overview and Report are as dated and subject to change.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-730-6001 or email CEinfo@federatedinvestors.com.

Federated Securities Corp., Distributor

Cusip 31423P108

Cusip 31423P207

Cusip 31423M105

Cusip 31423M204

28583 (7/08)

Federated is a registered mark of Federated Investors, Inc. 2008 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

No change in any of the Portfolio Managers identified in Item 8(a)(1) in the Registrant’s most recent annual report.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Period	(a) Total number of common shares (or units) purchased	(b) Average price paid per common share (or unit)	(c) Total number of common shares (or units) purchased as part of publicly announced plans or programs	(d) Maximum number (or approximate dollar value) of common shares (or units) that may yet be purchased under the plans or programs
Month #1 (December 1, 2007 – December 31, 2007)	-0-	NA	-0-	None
Month #2 (January 1, 2008- January 31, 2008)	-0-	NA	-0-	None
Month #3 (February 1, 2008-February 29, 2008)	-0-	NA	-0-	None
Month #4 (March 1, 2008- March 31, 2008)	-0-	NA	-0-	None
Month #5 (April 1, 2008- April 30, 2008)	-0-	NA	-0-	None
Month #6 (May 1, 2008- May 31, 2008)	-0-	NA	-0-	None
TOTAL	-0-	NA	-0-	NA

Period	(a) Total number of preferred shares (or units) purchased	(b) Average price paid per preferred share (or unit)	(c) Total number of preferred shares (or units) purchased as part of publicly announced plans or programs	(d) Maximum number (or approximate dollar value) of preferred shares (or units) that may yet be purchased under the plans or programs
Month #1 (December 1, 2007 – December 31, 2007)	-0-	NA	-0-	None
Month #2 (January 1, 2008- January 31, 2008)	-0-	NA	-0-	None
Month #3 (February 1, 2008-February 29, 2008)	-0-	NA	-0-	None
Month #4 (March 1, 2008- March 31, 2008)	-0-	NA	-0-	None
Month #5 (April 1, 2008- April 30, 2008)	-0-	NA	-0-	None
Month #6 (May 1, 2008- May 31, 2008)	-0-	NA	-0-	None
TOTAL	-0-	NA	-0-	NA

Item 10.                      Submission of Matters to a Vote of Security Holders

No changes to report.

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

The following exhibits are filed with this report:
(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.
(b)  Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Premier Intermediate Municipal Income Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008